Fair value measurements - Summary of Company's Financial Assets and Liabilities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Assets:
Available-for-sale debt investments	¥ 68,011	¥ 74,866
Equity securities with readily determinable fair values	102	670
Fair Value, Recurring [Member]
Assets:
Short-term investments	69,797	128,084
Available-for-sale debt investments	68,011	74,866
Equity securities with readily determinable fair values	102	670
Total assets	137,910	203,620
Liabilities:
Derivative liabilities	10,701	9,086
Fair Value, Recurring [Member] | Significant unobservable Inputs (Level 1) [Member]
Assets:
Equity securities with readily determinable fair values	102	670
Total assets	102	670
Fair Value, Recurring [Member] | Significant other observable Inputs (Level 2) [Member]
Assets:
Short-term investments	69,797	128,084
Total assets	69,797	128,084
Fair Value, Recurring [Member] | Significant unobservable Inputs (Level 3) [Member]
Assets:
Available-for-sale debt investments	68,011	74,866
Total assets	68,011	74,866
Liabilities:
Derivative liabilities	¥ 10,701	¥ 9,086